Annual Notice of Securities Sold Pursuant to Rule 24F-2

             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.Name and address of issuer:

    JNL Series Trust
     5901 Executive Drive
     Lansing, Michigan  48911

2.Name of each series or class of funds for which this notice is filed:

    JNL Aggressive Growth Series
     JNL Capital Growth Series
     JNL Global Equities Series
     JNL/Alger Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Phoenix Investment Counsel Balanced Series
     JNL/Phoenix Investment Counsel Growth Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     PPM America/JNL Value Equity Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL International Equity Investment Series
     T. Rowe Price/JNL Mid-Cap Growth Series

3.Investment Company Act File Number:

    811-8894

  Securities Act File Number:

    33-87244

4.Last day of fiscal year for which this notice is filed:

    December 31, 1996

5.Check box if this notice is being filed more than 180 days after the close of the issuers fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers 24f-2 declaration:



6.Date of termination of issuers declaration under rule 24f-
  2(a)(1), if applicable (see Instruction A.6):

    Not applicable

7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Not applicable

8.Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Not applicable

9.Number and aggregate sale price of securities sold during the fiscal year:

                                              SHARES        SALE PRICE
                                              -------       ----------

    JNL Aggressive Growth Series                    0       $        0
     JNL Capital Growth Series                      0       $        0
     JNL Global Equities Series                     0       $        0
     JNL/Alger Growth Series                        0       $        0
     JNL/Eagle Core Equity Series             100,000       $1,000,000
     JNL/Eagle SmallCap Equity Series         100,000       $1,000,000
     JNL/Phoenix Investment Counsel
          Balanced Series                           0       $        0
     JNL/Phoenix Investment Counsel
          Growth Series                             0       $        0
     PPM America/JNL High Yield Bond Series         0       $        0
     PPM America/JNL Money Market Series      163,490       $  163,490
     PPM America/JNL Value Equity Series            0       $        0
     Salomon Brothers/JNL Global Bond Series        0       $        0
     Salomon Brothers/JNL U.S. Government &
          Quality Bond Series                       0       $        0
     T. Rowe Price/JNL Established
          Growth Series                             0       $        0
     T. Rowe Price/JNL International Equity
          Investment Series                         0       $        0
     T. Rowe Price/JNL Mid-Cap Growth Series        0       $        0
                                             ---------       ----------
                                              363,490       $2,163,490

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
  24f-2:

                                              SHARES        SALE PRICE
                                              -------       ----------

    JNL Aggressive Growth Series                    0       $        0
     JNL Capital Growth Series                      0       $        0
     JNL Global Equities Series                     0       $        0
     JNL/Alger Growth Series                        0       $        0
     JNL/Eagle Core Equity Series             100,000       $1,000,000
     JNL/Eagle SmallCap Equity Series         100,000       $1,000,000
     JNL/Phoenix Investment Counsel
          Balanced Series                           0       $        0
     JNL/Phoenix Investment Counsel
          Growth Series                             0       $        0
     PPM America/JNL High Yield Bond Series         0       $        0
     PPM America/JNL Money Market Series      163,490       $  163,490
     PPM America/JNL Value Equity Series            0       $        0
     Salomon Brothers/JNL Global Bond Series        0       $        0
     Salomon Brothers/JNL U.S. Government &
          Quality Bond Series                       0       $        0
     T. Rowe Price/JNL Established
          Growth Series                             0       $        0
     T. Rowe Price/JNL International Equity
          Investment Series                         0       $        0
     T. Rowe Price/JNL Mid-Cap Growth Series        0       $        0
                                             ---------       ----------
                                              363,490       $2,163,490

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Not applicable

12.  Calculation of registration fee:
  (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                            $  2,163,490

  (ii) Aggregate price of shares issued in connection with
  dividend reinvestment plans (from Item 11, if applicable):
                                            +          0

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                            - 57,277,510

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                            +          0

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                            $          0


  (vi)Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation (see
  Instruction C.6):
                                            x     1/3300

  (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:
                                            $          0

13. Check box if fees are being remitted to the Commissions lockbox depository as described in section 3a of the Commissions Rule of Informal and Other Procedures (17 CFR 202.3a).


  Date of mailing or wire transfer of filing fees to the Commissions lockbox depository:



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/  Andrew B. Hopping
                                Andrew B. Hopping
                                Vice President & Treasurer

Date: February 27, 1997